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CASH MANAGEMENT

TAX-EXEMPT MONEY MARKET

MONEY MARKET FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 1999



Bond Market Overview
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

We are pleased to present this Bond Market Overview for the semi-annual report for the First Investors Money Market Funds for the six month period ended June 30, 1999. The period under review was characterized by a strong U.S. economy, rising interest rates and a climbing stock market.

The U.S. economy, now in its ninth year of expansion, continued its remarkable performance. Economic growth in the first quarter of 1999 was strong, with the Gross Domestic Product (GDP) growing by 4.3% on an annualized basis. The momentum continued into the second quarter, with growth of 2.3% on an annualized basis. Although the economy continued to expand, inflation stayed under control. As of June 30, the rate of inflation for the previous 12 months was 2% as measured by the Consumer Price Index (CPI). The unemployment rate remained near its lowest level in 30 years at 4.3%. Rising personal income, high consumer confidence, wealth from stock market gains and home price appreciation combined to power economic growth.

During the first half of 1999, interest rates moved sharply higher, causing bond prices to decline. The 30-year U.S. Treasury rate rose from 5.10% on December 31 to 5.96% on June 30. The bellwether rate reached a high of 6.16% in June. This rising interest rate environment was driven by a number of factors, including the improvement of economies around the globe. With foreign economies and markets recovering from last year's financial markets crisis, the "flight to safety" which had benefited U.S. Treasuries reversed, as investors returned to riskier asset classes.

As well, the Federal Reserve became concerned that the continued strength of the U.S. economy, particularly when combined with tight labor markets, would lead to inflation. In an effort to preempt inflation, the Fed raised the Federal Funds rate 25 basis points (.25%) to 5% on June 30. This tightening of monetary policy was a partial unwinding of last fall's 75 basis point (.75%) decrease in the Federal Funds rate. Although the Fed has currently adopted a neutral stance toward interest rates, it remains alert to developments that may require further rate increases.

Among bond sectors, the high yield bond market provided the highest total returns over the past six months, as companies benefited from the strong economy and healthy earnings. The mortgage-backed bond market was the second best performing bond sector as higher rates substantially reduced prepayment risk. Treasury securities and investment grade corporate bonds had the lowest total returns among bond sectors, in large part due to heavy issuance of U.S. agency and corporate debt. Lastly, in June, long-term municipal bond yields rose to their highest level in over 18 months.

Going forward, we anticipate that the bond market will remain stable, at best, for the next three to six months. The domestic economy remains strong, although inflation is not yet apparent. The Fed should remain vigilant in its mission to keep inflation under control. To this end, one or two additional interest rate hikes over the next six months are possible. The bond markets can potentially perform better in the next six to nine months if the economy slows, inflation remains low and the Fed is satisfied with the economic outlook.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 30, 1999



Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
June 30, 1999

------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                  Interest                    $10,000 of
   Amount     Security                                                         Rate*          Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--91.2%
    $5,000M   Air Products & Chemicals, Inc., 7/1/99                           5.70%     $5,000,000          $313
       550M   Alabama Power Co., 8/1/99                                        5.03         550,337            34
     5,000M   Alabama Power Co., 8/1/99                                        5.67       5,003,063           313
     4,750M   Anheuser-Busch Cos., Inc., 12/1/99                               5.00       4,821,442           302
       300M   Anheuser-Busch Cos., Inc., 12/1/99                               5.10         304,512            19
       539M   Anheuser-Busch Cos., Inc., 12/1/99                               5.25         547,107            34
       330M   Anheuser-Busch Cos., Inc., 12/1/99                               5.27         334,963            21
     3,500M   Archer-Daniels-Midland Co., 7/15/99                              4.83       3,493,402           218
     1,300M   Associates First Capital Corp., 4/6/00                           5.56       1,311,803            82
     3,500M   Bell Atlantic Network Funding Corp., 7/21/99                     5.03       3,490,209           218
     4,220M   Brown-Forman Corporation, 8/3/99                                 4.90       4,200,986           263
     7,000M   Campbell Soup Company, 7/22/99                                   5.17       6,978,886           436
     2,550M   Clorox Company, 7/8/99                                           4.80       2,547,589           159
     5,000M   Clorox Company, 7/8/99                                           4.81       4,995,269           312
       450M   Colgate-Palmolive Co., 4/17/00                                   5.13         451,352            28
       750M   Duke Power Co., 11/1/99                                          5.01         756,979            47
     2,000M   Duke Power Co., 11/1/99                                          5.10       2,018,610           126
     2,075M   Du Pont (E.I.) de Nemours & Co., 4/15/00                         5.19       2,136,547           134
     1,550M   Eastman Kodak Company, 7/1/99                                    4.96       1,550,000            97
     5,000M   Eastman Kodak Company, 7/8/99                                    5.10       4,995,037           312
     2,000M   Florida Power Corp., 7/8/99                                      4.96       1,998,068           125
     4,200M   Florida Power Corp., 7/13/99                                     4.98       4,193,018           262
     2,620M   Ford Holdings, Inc., 3/1/00                                      5.52       2,681,864           168
     3,000M   Ford Motor Credit Corp., 7/2/99                                  5.42       2,999,548           188
     1,000M   Ford Motor Credit Corp., 7/22/99                                 5.15       1,002,007            63
     1,000M   Ford Motor Credit Corp., 9/15/99                                 4.95       1,002,559            63
     1,900M   General Electric Capital Corp., 7/22/99                          5.00       1,894,447           118
       250M   General Electric Capital Corp., 8/20/99                          5.76         250,177            16
     6,000M   General Mills, Inc., 7/20/99                                     5.15       5,983,685           374
       500M   General Mills, Inc., 12/15/99                                    5.25         508,037            32
     2,000M   Hartford Steam Boiler Insp. & Ins. Co., 7/14/99                  4.82       1,996,482           125
     3,000M   Heinz (H.J.) Company, 7/21/99                                    5.30       2,991,165           187
     2,575M   Heinz (H.J.) Company, 8/4/99                                     4.90       2,563,044           160
       420M   Heinz (H.J.) Company, 10/15/99                                   5.16         421,505            26
     1,050M   Heinz (H.J.) Company, 10/15/99                                   5.39       1,053,764            66
       500M   IBM Credit Corp., 10/20/99                                       5.50         500,556            31
     3,000M   Illinois Tool Works, Inc., 7/29/99                               4.85       2,988,617           187
     1,100M   Michigan Bell Telephone Co., 9/15/99                             5.02       1,101,612            69
       420M   Michigan Bell Telephone Co., 9/15/99                             5.20         420,616            26
     5,000M   Nalco Chemical Co., 7/26/99                                      4.78       4,983,258           311
     2,300M   Nalco Chemical Co., 8/5/99                                       4.86       2,289,079           143
     7,000M   National Rural Utilities Coop. Fin. Corp., 8/19/99               5.18       6,950,639           434
     4,000M   New York Times Co., 7/15/99                                      4.87       3,992,396           250
     1,500M   Paccar Financial Corp., 7/15/99                                  5.73       1,500,280            94
     3,500M   Paccar Financial Corp., 7/22/99                                  4.78       3,490,155           218
     1,100M   PepsiCo, Inc., 9/1/99                                            5.00       1,101,957            69
       250M   PepsiCo, Inc., 9/1/99                                            5.03         250,445            16
       125M   PepsiCo, Inc., 9/1/99                                            5.05         125,222             8
     1,000M   PepsiCo, Inc., 9/1/99                                            5.22       1,001,779            63
     8,000M   Pfizer, Inc., 7/19/99                                            4.96       7,980,124           499
     3,350M   Pitney Bowes Credit Corp., 7/15/99                               4.94       3,351,774           210
       635M   Pitney Bowes Credit Corp., 7/15/99                               5.70         635,336            40
     2,500M   Proctor & Gamble Co., 7/12/99                                    4.90       2,496,247           156
     4,000M   Schering Corporation, 7/30/99                                    4.86       3,984,276           249
     1,000M   Shell Oil Company, 7/1/99                                        5.00       1,000,000            63
     1,460M   Texaco Capital, Inc., 7/15/99                                    4.89       1,460,820            91
       500M   Texaco Capital, Inc., 12/15/99                                   5.10         505,848            32
       740M   Texaco Capital, Inc., 7/15/99                                    5.40         740,415            46
     2,500M   Texaco Capital, Inc., 7/15/99                                    5.57       2,501,404           156
     1,515M   Wal Mart Stores, Inc., 10/1/99                                   5.14       1,518,072            95
     2,000M   Xerox Corp., 7/1/99                                              5.80       2,000,000           125
------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $145,898,390)                                      145,898,390         9,122
------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--5.6%
       500M   Federal Home Loan Bank, 7/26/99                                  4.75         500,741            31
     2,100M   Federal Home Loan Bank, 10/28/99                                 5.07       2,099,634           131
     3,000M   Federal Home Loan Bank, 10/29/99                                 5.01       2,998,746           187
     2,000M   Federal Home Loan Bank, 4/20/00                                  5.07       1,998,038           125
       860M   Freddie Mac, 7/21/99                                             4.87         861,042            54
       500M   Fannie Mae, 8/3/99                                               4.85         500,226            31
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $8,958,427)                                                                       8,958,427           559
------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--3.8%
     3,000M   Merrill Lynch & Co. Inc., 9/23/99                                5.06       3,000,000           188
     3,000M   Merrill Lynch & Co. Inc., 10/21/99                               5.00       3,000,000           188
------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $6,000,000)                                      6,000,000           376
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $160,856,817)+                               100.6%    160,856,817        10,057
Excess of Liabilities Over Other Assets                                         (.6)       (910,855)          (57)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $159,945,962       $10,000
==================================================================================================================

* The interest rates shown for the corporate notes and U.S. Government agency obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically;
  the interest rates shown are the rates that were in effect at June 30, 1999.

+ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 1999
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--101.2%
              Alabama--9.6%
      $900M   City of Birmingham Wts., Series A, VR, 3.65%
              (LOC; First Alabama Bank)                                                    $900,000          $523
       250M   Jefferson County Sanitary Sewer Construction Wts.,
              2.97%, 9/1/99 (Escrowed to maturity; U.S. Govt.
              securities)                                                                   251,382           146
       500M   University of Alabama Rev. Bonds, 3.60%, 6/1/00
              (AMBAC Insured)                                                               504,016           293
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,655,398           962
-----------------------------------------------------------------------------------------------------------------
              California--1.2%
       200M   California Pollution Ctl. Fing. Auth. Rev. Bonds
              (Southern California Edison), VR, 3.35%                                       200,000           116
-----------------------------------------------------------------------------------------------------------------
              Florida--7.8%
       200M   Hillsborough County School District Capital
              Improvement Rev. Bonds, 3.35%, 8/1/99
              (MBIA Insured)                                                                200,038           116
       500M   Miami-Dade County Special Assessment Rev. Bonds,
              3.65%, 7/1/99 (MBIA Insured)                                                  500,000           290
       650M   Palm Beach County School District General Obligation
              Bonds, 3.00%, 8/1/99 (AMBAC Insured)                                          651,156           378
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,351,194           784
-----------------------------------------------------------------------------------------------------------------
              Georgia--5.2%
       400M   Whitfield County Residential Care Fac,
              (Royal Oaks Sr. Living Community), VR, 3.80%
              (LOC; First Union National Bank)                                              400,000           233
       500M   Monroe County Dev. Auth. Pollution Ctl. Rev. Bonds
              (Georgia Power Co.), VR, 3.50%                                                500,000           290
-----------------------------------------------------------------------------------------------------------------
                                                                                            900,000           523
-----------------------------------------------------------------------------------------------------------------
              Hawaii--1.9%
       335M   Hawaii State General Obligation Bonds, 3.50%, 10/1/99
              (Escrowed to maturity; State & Local Series)                                  336,247           195
-----------------------------------------------------------------------------------------------------------------
              Illinois--5.8%
     1,000M   Illinois Edl. Facs. Auth. Rev. Bonds
              (Field Museum Nat. Hist.), VR, 3.65%
              (LOC; Northern Trust Company)                                               1,000,000           581
-----------------------------------------------------------------------------------------------------------------
              Louisiana--9.6%
     1,000M   Jefferson Parish Hosp. Svc. Rev. Bonds (Service
              District No. 2), VR, 3.50% (FGIC Insured)
              (SPA; FGIC Securities)                                                      1,000,000           581
       455M   Jefferson Sales Tax District Special Sales Tax Rev.
              Bonds, 3.60%, (Prerefunded 7/1/99; U.S. Govt.
              securities)                                                                   455,000           264
       200M   Jefferson Sales Tax District Special Sales Tax Rev.
              Bonds, 3.70%, (Prerefunded 7/1/99; U.S. Govt.
              securities)                                                                   200,000           116
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,655,000           961
-----------------------------------------------------------------------------------------------------------------
              Maryland--4.7%
       800M   Baltimore County Poll. Control Rev. Bonds
              (Baltimore Gas & Electric Co.), CP, 3.00%, 7/28/99                            800,000           465
-----------------------------------------------------------------------------------------------------------------
              Massachusetts--1.5%
       250M   Winchendon General Obligation Bonds, 3.00%,
              10/15/99 (FGIC Insured)                                                       251,926           146
-----------------------------------------------------------------------------------------------------------------
              Missouri-4.3%
       745M   Missouri St. Env. Impt. & Energy Res. Auth. Poll.
              Control Rev. Bonds (National Rural Uties Coop.)
              Fin. Corp.), VR, 3.55%                                                        745,000           433
-----------------------------------------------------------------------------------------------------------------
              Nebraska--5.2%
       900M   Norfolk Indl. Dev. Rev. Bonds (Supervalu Inc. Proj.),
              VR, 3.70% (LOC; Wachovia Bank of Georgia)                                     900,000           523
-----------------------------------------------------------------------------------------------------------------
              North Carolina--1.7%
       300M   Wake County Indl. Facs. & Pollution Ctl. Fing. Auth.,
              (Carolina Power & Light), VR, 3.60% (LOC; Bank
              of New York)                                                                  300,000           174
-----------------------------------------------------------------------------------------------------------------
              Pennsylvania--1.2%
       200M   York County General Auth. Pooled Fin. Rev. Bonds,
              VR, 3.80% (LOC; First Union National Bank)                                    200,000           116
-----------------------------------------------------------------------------------------------------------------
              Rhode Island--2.9%
       500M   Rhode Island Health & Edl. Bldg. Corp. Rev. Bonds,
              3.72%, 8/15/99 (FGIC Insured) (Escrowed to maturity;
              U.S. Govt. securities)                                                        501,402           291
-----------------------------------------------------------------------------------------------------------------
              Tennessee--4.1%
       700M   Clarksville Public Building Authority Rev. Bonds,
              VR, 3.80% (LOC; NationsBank of Florida)                                       700,000           407
-----------------------------------------------------------------------------------------------------------------
              Texas--12.5%
       800M   Metropolitan Higher Ed. Auth. Rev. Bonds,
              (Univ. of Dallas Proj.), VR, 3.55% (LOC;
              Chase Bank of Texas N.A.)                                                     800,000           465
       450M   North Texas State University Rev. Bonds, 3.75%,
              4/15/00, (FSA Insured)                                                        451,629           262
       400M   Stephen F. Austin State University, Texas Univ. Rev.
              Bond, 3.00%, 10/15/99 (MBIA Insured)                                          403,709           235
       500M   State of Texas General Obligation Bonds, 3.35%,
              10/1/99                                                                       502,738           292
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,158,076         1,254
-----------------------------------------------------------------------------------------------------------------
              Virginia--4.7%
       700M   Alexandria Indl. Dev. Auth. Rev. Bonds, Pooled Loan
              Program, VR, 3.80% (LOC; NationsBank)                                         700,000           407
       100M   Chesapeake Indl. Dev. Auth. Rev. Bonds, (Chesapeake
              Court House), 4.00%, 6/1/00 (MBIA Insured)                                    100,442            58
-----------------------------------------------------------------------------------------------------------------
                                                                                            800,442           465
-----------------------------------------------------------------------------------------------------------------
              Washington--16.1%
       400M   King County Director's Association, CP, 3.20%,
              9/15/99 (LOC; Key Bank)                                                       397,284           231
       250M   King County School District No. 402, General
              Obligation Bonds, 3.20%, 12/1/99 (AMBAC Insured)                              250,821           146
       650M   Port Kalama, Washington Pub. Corp. Rev. Bonds
              (Conagra Inc. Proj.), VR, 3.50% (LOC; Morgan
              Guaranty Trust Co.)                                                           650,000           377
       475M   Washington State Hsg. Fin. Commn. Rev. Bonds
              (Pacific First Federal), VR, 3.65% (LOC; Key Bank
              of Washington)                                                                475,000           276
       800M   Washington State Hsg. Fin. Commn. Rev. Bonds
              (Mill Plain Crossing Proj.), VR, 3.55; (LOC; Harris
              Trust & Savings Bank)                                                         800,000           465
       195M   Yakima Water & Sewer Rev. Bonds, 3.60%, 9/1/99
              (FSA Insured)                                                                 195,127           113
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,768,232         1,608
-----------------------------------------------------------------------------------------------------------------
              West Virginia--1.2%
       200M   West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds
              (St. Joseph's Hospital Proj.), VR, 3.57%
              (LOC; Bank One of West Virginia)                                              200,000           116
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $17,422,917)+                                                      101.2%        17,422,917        10,120
Excess of Liabilities Over Other Assets                                     (1.2)          (207,419)         (120)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%       $17,215,498       $10,000
=================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the
Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at June 30, 1999. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

  Summary of Abbreviations:

    CP   Municipal Commercial Paper

    LOC  Letter of Credit

    SPA  Security Purchase Agreement

    VR   Variable Rate Securities

See notes to financial statements





Statement of Assets and Liabilities
June 30, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                                       First Investors    First Investors
                                                                                       Cash Management   Tax-Exempt Money
                                                                                             Fund, Inc.  Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities (Note 1A):
At amortized cost                                                                          $160,856,817        $17,422,917
                                                                                           ============        ===========
At value                                                                                   $160,856,817        $17,422,917
Cash (overdraft)                                                                             (1,276,695)           247,713
Interest receivable                                                                           1,127,303            141,601
Other assets                                                                                     24,200              8,030
                                                                                           ------------        -----------
Total Assets                                                                                160,731,625         17,820,261
                                                                                           ------------        -----------
Liabilities
Payables:
Dividend disbursing agent                                                                       557,584             36,713
Investment securities purchased                                                                      --            553,987
Capital shares redeemed                                                                         136,820              5,007
Accrued expenses                                                                                 63,211              9,056
Accrued advisory fee                                                                             28,048                 --
                                                                                           ------------        -----------
Total Liabilities                                                                               785,663            604,763
                                                                                           ------------        -----------
Net Assets                                                                                 $159,945,962        $17,215,498
                                                                                           ============        ===========
Capital shares outstanding (Note 2):
Class A                                                                                     158,283,107         17,108,504
Class B                                                                                       1,662,855            106,994

Net asset value, offering price and redemption
price per share-Class A and Class B
(Net assets divided by shares outstanding)                                                        $1.00              $1.00
                                                                                           ============        ===========

See notes to financial statements



Statement of Operations
Six Months Ended June 30, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                                       First Investors    First Investors
                                                                                       Cash Management   Tax-Exempt Money
                                                                                             Fund, Inc.  Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Investment Income

Interest income                                                                              $4,038,528           $281,124
                                                                                           ------------        -----------
Expenses (Notes 1 and 3):
Advisory fee                                                                                    402,165             43,458
Shareholder servicing costs                                                                     391,037             40,229
Custodian fees                                                                                   33,106              5,825
Reports and notices to shareholders                                                              22,530              1,927
Professional fees                                                                                 6,709              8,868
Other expenses                                                                                   17,177              1,623
                                                                                           ------------        -----------
Total expenses                                                                                  872,724            101,930
Less: Expenses assumed                                                                         (229,648)           (32,861)
                                                                                           ------------        -----------
Net expenses                                                                                    643,076             69,069
                                                                                           ------------        -----------
Net investment income                                                                         3,395,452            212,055
Net realized gain on investments                                                                     --                 --
                                                                                           ------------        -----------
Net Increase in Net Assets Resulting
from Operations                                                                              $3,395,452           $212,055
                                                                                           ============        ===========


See notes to financial statements







Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                 First Investors                  First Investors
                                                                 Cash Management                  Tax-Exempt Money
                                                                    Fund, Inc.                    Market Fund, Inc.
                                                         ------------------------------    -------------------------------
                                                           Six Months              Year     Six Months                Year
                                                                Ended             Ended          Ended               Ended
                                                              6/30/99          12/31/98        6/30/99            12/31/98
--------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                      $3,395,452        $7,183,007       $212,055            $479,491
Net realized gain on investments                                   --               962             --                  --
                                                         ------------      ------------    -----------         -----------

Net increase in net assets resulting
from operations and declared as
distributions to shareholders
(Note 1C)                                                  $3,395,452        $7,183,969       $212,055            $479,491
                                                         ============      ============    ===========         ===========
Capital Share Transactions
(Note 2)
Class A:
Proceeds from shares sold                                $139,006,323      $275,726,040    $14,089,662         $20,996,053
Reinvestment of distributions                               2,761,764         7,004,723        173,904             473,346
Cost of shares redeemed                                  (143,955,082)     (261,823,090)   (13,465,242)        (23,839,459)
                                                         ------------      ------------    -----------         -----------
                                                           (2,186,995)       20,907,673        798,324          (2,370,060)
                                                         ------------      ------------    -----------         -----------
Class B:
Proceeds from shares sold                                   1,530,344         2,414,995        105,974               5,208
Reinvestment of distributions                                  19,887            30,219              7                  54
Cost of shares redeemed                                    (1,381,992)       (1,217,975)            --             (17,461)
                                                         ------------      ------------    -----------         -----------
                                                              168,239         1,227,239        105,981             (12,199)
                                                         ------------      ------------    -----------         -----------
Total increase (decrease) in
net assets                                                 (2,018,756)       22,134,912        904,305          (2,382,259)

Net Assets
Beginning of period                                       161,964,718       139,829,806     16,311,193          18,693,452
                                                         ------------      ------------    -----------         -----------
End of period                                            $159,945,962      $161,964,718    $17,215,498         $16,311,193
                                                         ============      ============    ===========         ===========

See notes to financial statements



Notes to Financial Statements
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. Significant Accounting Policies--The Funds are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax, consistent with the preservation of capital and maintenance of liquidity.

A. Security Valuation--Each Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily.

2. Capital Stock--At June 30, 1999, paid-in capital amounted to $159,945,962 for the Cash Management Fund and $17,215,498 for the Tax-Exempt Money
Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share. Each Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation ("FIC") as underwriter of the Funds.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Funds are officers and directors of the investment adviser, First Investors Management Company, Inc. ("FIMCO"), the underwriter, FIC, the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts. Directors of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1999, total directors fees accrued by the Funds amounted to $4,500 for the Cash Management Fund and $150 for the Tax-Exempt Money Market Fund.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .50% of each Fund's average daily net assets. For the six months ended June 30, 1999, the investment adviser assumed expenses of the Cash Management Fund and the Tax-Exempt Money Market Fund of $229,648 and $32,861, respectively.

For the six months ended June 30, 1999, shareholder servicing costs of the Cash Management Fund included transfer agent fees accrued to ADM of $281,230 and $10,710 in custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees accrued to ADM in the amount of $29,096.

For the six months ended June 30, 1999, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund and the Tax-Exempt Money Market Fund amounting to $14,157. There were no redemptions of Class B shares of the Tax-Exempt Money Market Fund during the period. In addition, Class B shares are subject to distribution plan fees which are payable monthly to FIC at the annual rate of up to 1% of the Class B shares' average daily net assets. For the six months ended June 30, 1999, FIC received a total of $5,518 in distribution plan fees from the two Funds, after waiving $1,839 (or 25% of the fee). Such amounts are included in other expenses on the Statement of Operations.



Financial Highlights
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------------------
                       Per  Share  Data                                      Ratios / Supplemental  Data
          ----------------------------------------            --------------------------------------------------------------
                                                                                                             Ratio to
                                                                                                        Average Net Assets
                                                                                 Ratio to             Before Expenses Waived
                                                                             Average Net Assets+        or Assumed (Note 3)
            Net Asset                                                       ---------------------     ----------------------
                Value                    Dividends            Net Assets,                      Net                     Net
           (unchanged            Net      from Net    Total       End of                Investment              Investment
          during each     Investment    Investment   Return       Period     Expenses       Income   Expenses       Income
               period)        Income        Income       (%)  (thousands)          (%)          (%)        (%)          (%)
----------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
------------------------------------------
CLASS A
-------
1994            $1.00         $.036         $.036      3.69     $128,495          .70          3.72      1.15         3.26
1995             1.00          .053          .053      5.42      128,635          .70          5.29      1.18         4.81
1996             1.00          .048          .048      4.89      133,801          .70          4.78      1.19         4.29
1997             1.00          .049          .049      4.98      139,562          .77          4.87      1.19         4.45
1998             1.00          .048          .048      4.92      160,470          .80          5.00      1.14         4.66
1/1/99-6/30/99   1.00          .021          .021      2.14      158,283          .80(a)       4.23(a)   1.08(a)      3.95(a)

CLASS B
-------
1995*            1.00          .044          .044      4.46           56         1.45(a)       4.54(a)   1.93(a)      4.06(a)
1996             1.00          .040          .040      4.11          107         1.45          4.03      1.94         3.54
1997             1.00          .041          .041      4.20          267         1.52          4.12      1.94         3.70
1998             1.00          .041          .041      4.14        1,495         1.55          4.25      1.89         3.91
1/1/99-6/30/99   1.00          .018          .018      1.76        1,663         1.55(a)       3.48(a)   1.83(a)      3.20(a)

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------
CLASS A
-------
1994            $1.00         $.022         $.022      2.24      $26,424          .70          2.24      1.02         1.92
1995             1.00          .032          .032      3.24       25,045          .70          3.20      1.06         2.84
1996             1.00          .028          .028      2.85       22,888          .70          2.81      1.08         2.43
1997             1.00          .030          .030      3.00       18,680          .75          2.95      1.12         2.58
1998             1.00          .027          .027      2.77       16,310          .80          2.73      1.19         2.34
1/1/99-6/30/99   1.00          .012          .012      1.23       17,109          .80(a)       2.44(a)   1.17(a)      2.07(a)

CLASS B
-------
1995*            1.00          .024          .024      2.40          .01         1.45(a)       2.45(a)   1.81(a)      2.09(a)
1996             1.00          .020          .020      2.04           80         1.45          2.06      1.83         1.68
1997             1.00          .022          .022      2.20           13         1.50          2.20      1.87         1.83
1998             1.00          .018          .018      1.78            1         1.55          1.98      1.94         1.59
1/1/99-6/30/99   1.00          .008          .008       .84          107         1.55(a)       1.69(a)   1.92(a)      1.32(a)

 +  Net of fees waived or assumed
 *  For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
(a) Annualized

See notes to financial statements



Independent Auditors' Report

To the Shareholders and Boards of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of June 30, 1999, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1999 and the year ended December 31, 1998 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at June 30, 1999, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
July 30, 1999



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Directors/Trustees
------------------------------------------------------

James J. Coy (Emeritus)

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------------------------------------------
Glenn O. Head
President

Michael J. O'Keefe
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Each Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that either Fund will be able to do so or to achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. Government.



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Shareholder Information
------------------------------------------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ  07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.